Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Provisions for employee commitments

21.1	Provisions for employee commitments

€ in thousand	June 30, 2022	December 31, 2021
Employer contribution costs on share-based compensation plans	7,050	26,520
Phantom shares	4,977	14,267
Retirement termination benefits	297	422
Balance at June 30	12,324	41,210
Less non-current portion	(2,302)	(8,308)
Current portion	10,022	32,901

Other provisions

21.2	Other provisions

	Six months ended June 30,	Year ended December 31,
€ in thousand	2022	2021
Balance as at January 1	15,806	2,124
Additions	31,305	13,682
Usage	(250)	—
Closing balance	46,862	15,806
Less non-current portion	—	—
Current portion	46,862	15,806